Share-based compensation - Share options with employee termination compensation (Details) - shares	12 Months Ended			13 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2023	Jul. 31, 2023
Share-based compensation
Number of options granted (in shares)	6,635,508	80,907,443
Share options with employee termination compensation with both service and performance condition
Share-based compensation
Number of options granted (in shares)			41,217,213	12,134,888
Vesting period				3 years
Vesting percentage				33.33%